Derivative Financial Instruments - Additional Information (Detail) - JPY (¥) ¥ in Billions	Sep. 30, 2021	Mar. 31, 2021
Derivative [Line Items]
Cash collateral provided and not offset against derivative positions and included in Other assets	¥ 900	¥ 1,108
Cash collateral accepted and not offset against derivative positions and included in Other liabilities	¥ 722	¥ 764